Financial instruments with off-balance sheet credit risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Off-balance Sheet Risks [Line Items]
Confirmed letters of credit	$ 89,752	$ 221,963
Stand-by letters of credit and guaranteed - Commercial risk	137,817	137,285
Credit commitments	158,549	121,175
Financial Instruments With Off-Balance Sheet Credit Risk	$ 386,118	$ 480,423